GOODWILL (Details)	12 Months Ended
	Mar. 31, 2024 CAD ($)	Mar. 31, 2023 CAD ($)
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period	$ 24,792,000
Balance at end of period	47,475,000	$ 24,792,000
Impairment loss	$ 0
Goodwill | Discount rate
Reconciliation of changes in intangible assets and goodwill [abstract]
Significant unobservable input, assets	0.157
Goodwill | Terminal growth rate
Reconciliation of changes in intangible assets and goodwill [abstract]
Significant unobservable input, assets	0.02
Goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period	$ 24,792,000	22,892,000
Acquisition from Small Pharma	22,652,000
Effect of foreign exchange	31,000	1,900,000
Balance at end of period	$ 47,475,000	$ 24,792,000